Consolidated Balance Sheets (USD $)	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
Assets
Cash and cash equivalents	$ 416,000	$ 32,000	$ 877,000
Accounts receivable, net	34,000	18,000	373,000
Inventories, net	387,000	365,000	654,000
Prepaid expenses	194,000	71,000	347,000
Total current assets	1,031,000	486,000	2,251,000
Property, plant and equipment, net	42,000	146,000	257,000
Patents, net	1,378,000	1,430,000	1,950,000
Total assets	2,451,000	2,062,000	4,458,000
Liabilities and stockholders' equity (deficit)
Accounts payable	529,000	1,134,000	1,946,000
Restructuring liability	512,000	0
Loan payable, net		0	962,000
Deferred revenue		0	66,000
Note payable, current	0	368,000	0
Accrued liabilities	105,000	600,000	344,000
Derivative liability	10,000	51,000	319,000
Total current liabilities	1,156,000	2,153,000	3,637,000
Note payable, less current portion	0	887,000	0
Deferred rent	0	13,000	3,000
Total liabilities	1,156,000	3,053,000	3,640,000
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued	0	0	0
Common stock, $0.01 par value: 100,000,000 shares authorized 12,569,503 issued and outstanding at July 31, 2013, and 6,644,555 issued and outstanding at July 31, 2012.	286,000	126,000	67,000
Additional paid-in capital	79,555,000	69,054,000	63,251,000
Accumulated deficit	(78,546,000)	(70,171,000)	(62,500,000)
Total stockholders' equity (deficit)	1,295,000	(991,000)	818,000
Total liabilities and stockholders' equity (deficit)	$ 2,451,000	$ 2,062,000	$ 4,458,000